SCHEDULE OF OPTION ACTIVITY (Details) - Employee Stock [Member] - $ / shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Option Indexed to Issuer's Equity [Line Items]
Number of options, outstanding at beginning of period	4,378,397	5,088,555	4,893,317
Weighted average exercise price, outstanding at beginning of period	$ 0.14	$ 0.91	$ 3.01
Weighted average remaining contractual term (in years)	3 years 1 month 6 days	4 years 1 month 6 days	4 years 1 month 17 days	5 years 11 months 1 day
Number of options, Granted			382,142
Number of options, Exercised
Number of options, Forfeited	(592,690)	(710,158)	(186,904)
Number of options, outstanding at end of period	3,785,707	4,378,397	5,088,555	4,893,317
Weighted average exercise price, outstanding at end of period	$ 0.37	$ 0.14	$ 0.91	$ 3.01
Number of options, Exercisable	3,564,277	3,616,098	3,360,818